Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
9.	Income Taxes

The Company and its subsidiaries are subject to taxation in various jurisdictions including Hong Kong, PRC and Thailand. Pursuant to the rules and regulations of the Cayman Islands, the Company is not subject to any income tax in the Cayman Islands. The income of its subsidiaries which are incorporated in the BVI is not subject to taxation in the BVI under the current BVI law. The subsidiary operating in Macao is exempted from income taxes as it is a qualified 58/99/M company. The subsidiaries operating in Thailand are subject to corporate income tax whereas Broadway Precision (Thailand) Co., Ltd. is exempted from corporate income tax for six years under Board of Investment privilege, and Broadway Industries (Thailand) Co., Ltd. is subject to corporate income tax at a prevailing rate of 20% under Board of Investment. The subsidiaries operating in Hong Kong and the PRC are subject to income taxes as described below.

The provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the rate of taxation of 16.5%, 16.5% and 16.5% for the years ended December 31, 2013, 2014 and 2015, respectively, to the estimated income earned in or derived from Hong Kong if applicable.

Under the new PRC Enterprise Income Tax Law and Implementation Rules (“EIT Law”), the enterprise income tax rate on all domestic-invested enterprises and foreign investment enterprises in the PRC is 25%, unless they qualify for certain exemptions.

Due to the complexity involved with certain tax matters, the Company has engaged an independent tax advisor to perform assessment in accordance with FASB ASC 740 “Income Taxes” during the year. The Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalty as estimated which relate to tax years still subject to review by taxing authorities. Review periods remain open until the statute of limitations has passed.

Uncertain tax positions of all PRC subsidiaries have been also assessed and in the opinion of the independent tax advisor, there are no significant uncertain tax positions except for the transactions in between the PRC subsidiaries and their holding companies being subject to transfer pricing rulings in the PRC. The Company has evaluated the possibility of being charged with the under pricing arrangement by the relevant authorities. Accordingly, provision has been made for the estimated transfer pricing tax liabilities.

The Company recognizes interest expense and penalties related to income tax matters in interest and penalties expense within income tax expense. The sum of accrued interest or penalties accrued on the consolidated balance sheets accumulated to HK$2,063 on the consolidated balance sheets as at December 31, 2015. The Company had no significant unrecognized tax benefits at December 2014 and December 2015.

As of December 31, 2014 and 2015, board of directors considered that the Company had accounted for the uncertain tax positions affecting its consolidated financial position, results of operations or cash flows, and will continue to evaluate for any uncertain position in future. The Company’s tax positions related to open tax years are subject to examination by the relevant tax authorities.

The provision for income taxes consists of the following:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2013	2014	2015
	HK$	HK$	HK$

Current tax
- Hong Kong	23,550	22,020	14,310
- PRC	3,429	6,393	16,218
- Other countries	609	(2,252)	(1,039)
Deferred tax	(23,854)	(2,681)	757
	3,734	23,480	30,246

Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2013	2014	2015
	HK$	HK$	HK$

Provision for income taxes at Hong Kong profits tax rate	18,095	21,126	9,330
Effect of different tax rates in other jurisdictions	(5,456)	1,459	15,936
Effect of income not chargeable for tax purpose	(661)	(941)	(136)
Effect of expenses not deductible for tax purpose	12	126	5,047
Tax effect of unused tax losses not recognized	-	459	-
Tax effect of tax losses utilized	(593)	-	-
(Over)/under provision in previous years	(7,663)	1,251	69
	3,734	23,480	30,246

The components of deferred tax asset recognized are as follows:

	December 31,	December 31,
	2014	2015
	HK$	HK$

Deferred tax asset:
Net operating loss carry forwards	-	-
Reversal tax depreciation	14,212	13,260
Others	-	-

Net deferred tax asset	14,212	13,260